CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value per share	$ 0.129752	$ 0.129752
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	13,062,500	13,062,500
Common stock, shares outstanding	13,062,500	13,062,500